Financial structure and financial costs - Credit risk (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Credit risk
Maximum credit risk exposure	$ 83,182	$ 102,990	$ 94,548
Net margin call (paid) received	(2,435)	(2,857)	(7,299)
Sale of receivables
Credit risk
Net value of receivables sold	7,700
Financial asset remaining recognized after date of sale	0
Financial liability remaining recognized after date of sale	0
Reverse factoring
Credit risk
Net value of receivables sold	495
Loans to equity affiliates
Credit risk
Maximum credit risk exposure	4,562	3,733	4,532
Loans and advances
Credit risk
Maximum credit risk exposure	2,222	1,837	2,107
Other non-current financial assets related to operational activities
Credit risk
Maximum credit risk exposure	1,761	250	312
Non-current financial assets
Credit risk
Maximum credit risk exposure	2,395	2,731	2,404
Accounts receivable
Credit risk
Maximum credit risk exposure	23,442	24,378	21,983
Other operating receivables
Credit risk
Maximum credit risk exposure	14,952	28,289	29,553
Current financial assets
Credit risk
Maximum credit risk exposure	6,585	8,746	12,315
Cash and cash equivalents
Credit risk
Maximum credit risk exposure	$ 27,263	$ 33,026	$ 21,342